Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Prudential Investment Portfolios, Inc. 17
Entity Central Index Key	0000929523
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
PGIM ESG Short Duration Multi-Sector Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM ESG Short Duration Multi-Sector Bond Fund
Class Name	Class A
Trading Symbol	PGIGX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class A shares of PGIM ESG Short Duration Multi-Sector Bond Fund
(the “Fund”) for the period of November 1, 2023 to October 31, 2024.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM ESG Short Duration Multi-Sector Bond Fund—Class A	$88	0.85%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve easing cycle began in September 2024 with a 0.50% rate cut, which was preceded by a resteepening of the US Treasury curve as well as greater market volatility due to elections and fiscal uncertainty in the US, France, and the UK. As demand for yield remained robust, credit spreads largely tightened, and performance across fixed income sectors was positive.
■
The following contributed most to the Fund’s performance relative to the Bloomberg US Government/Credit 1-3 Year Index: Positioning in US
high yield corporates and AAA collateralized loan obligations (CLOs); security selection in US bank loans, US Treasuries, non-agency mortgage-backed securities (MBS), tax-exempt municipal bonds, European high yield corporates, and agency commercial mortgage-backed securities (CMBS); overweights to non-agency CMBS AAA, emerging markets high yield, non-agency CMBS AA-and-below, MBS, and US investment grade corporate sectors; and credit positioning in telecommunications, banking, cable & satellite, retailers & restaurants, upstream energy, and health care & pharmaceuticals.
■
The following detracted most from relative performance during the reporting period: the Fund’s yield curve and duration positioning; security selection in British pound sterling-denominated high yield corporates and MBS; and overweights to the emerging markets investment grade and tax-exempt municipal bond sectors.
■
The Fund used futures, swaps, and options as well as forward currency exchange contracts to help manage duration positioning, yield curve exposure, and/or to hedge against non-US dollar-denominated positions. Collectively the use of derivatives had a positive impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Since Inception (%)
Class A with sales charges	5.53%	2.75% (5/25/2022)
Class A without sales charges	7.96%	3.71% (5/25/2022)
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index*	10.55%	1.09%
Bloomberg US Government/Credit 1-3 Year Index	6.25%	2.90%

*The Fund has added this broad-based index in response to new regulatory requirements.

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception da
te.

Performance Inception Date	May 25, 2022
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 27,735,992
Holdings Count | Holding	246
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	118.00%
Additional Fund Statistics [Text Block]	WHAT AR E SO ME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 27,735,992
Number of fund holdings	246
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	118%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	55.8
AA	6.8
A	11.8
BBB	10.8
BB	6.5
B	2.4
CCC	1.1
C	0.4
Not Rated	3.2
Cash/Cash Equivalents	1.2
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
On December 4, 2024, the Board of Directors of Prudential Investment Portfolios, Inc. 17, of which the Fund is a series, approved a proposal to liquidate all of the assets of the Fund and redeem any outstanding shares of the Fund on or about February 25, 2025.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.

Material Fund Change Strategies [Text Block]
On December 4, 2024, the Board of Directors of Prudential Investment Portfolios, Inc. 17, of which the Fund is a series, approved a proposal to liquidate all of the assets of the Fund and redeem any outstanding shares of the Fund on or about February 25, 2025.

Summary of Change Legend [Text Block]
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM ESG Short Duration Multi-Sector Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM ESG Short Duration Multi-Sector Bond Fund
Class Name	Class C
Trading Symbol	PGIJX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class C shares of PGIM ESG Short Duration Multi-Sector Bond Fund
(the “Fund”) for the period of November 1, 2023 to October 31, 2024.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM ESG Short Duration Multi-Sector Bond Fund—Class C	$ 167	1.61%

Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.61%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve easing cycle began in September 2024 with a 0.50% rate cut, which was preceded by a resteepening of the US Treasury curve as well as greater market volatility due to elections and fiscal uncertainty in the US, France, and the UK. As demand for yield remained robust, credit spreads largely tightened, and performance across fixed income sectors was positive.
■
The following contributed most to the Fund’s performance relative to the Bloomberg US Government/Credit 1-3 Year Index: Positioning in US
high yield corporates and AAA collateralized loan obligations (CLOs); security selection in US bank loans, US Treasuries, non-agency mortgage-backed securities (MBS), tax-exempt municipal bonds, European high yield corporates, and agency commercial mortgage-backed securities (CMBS); overweights to non-agency CMBS AAA, emerging markets high yield, non-agency CMBS AA-and-below, MBS, and US investment grade corporate sectors; and credit positioning in telecommunications, banking, cable & satellite, retailers & restaurants, upstream energy, and health care & pharmaceuticals.
■
The following detracted most from relative performance during the reporting period: the Fund’s yield curve and duration positioning; security selection in British pound sterling-denominated high yield corporates and MBS; and overweights to the emerging markets investment grade and tax-exempt municipal bond sectors.
■
The Fund used futures, swaps, and options as well as forward currency exchange contracts to help manage duration positioning, yield curve exposure, and/or to hedge against non-US dollar-denominated positions. Collectively the use of derivatives had a positive impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Since Inception (%)
Class C with sales charges	6.14%	2.94% (5/25/2022)
Class C without sales charges	7.14%	2.94% (5/25/2022)
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index*	10.55%	1.09%
Bloomberg US Government/Credit 1-3 Year Index	6.25%	2.90%

*The Fund has added this broad-based index in response to new regulatory requirements.

Since Inception returns are provided for the share class s
ince it h
as less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

Performance Inception Date	May 25, 2022
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 27,735,992
Holdings Count | Holding	246
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	118.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 27,735,992
Number of fund holdings	246
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	118%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	55.8
AA	6.8
A	11.8
BBB	10.8
BB	6.5
B	2.4
CCC	1.1
C	0.4
Not Rated	3.2
Cash/Cash Equivalents	1.2
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
On December 4, 2024, the Board of Directors of Prudential Investment Portfolios, Inc. 17, of which the Fund is a series, approved a proposal to liquidate all of the assets of the Fund and redeem any outstanding shares of the Fund on or about February 25, 2025.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.

Material Fund Change Strategies [Text Block]
On December 4, 2024, the Board of Directors of Prudential Investment Portfolios, Inc. 17, of which the Fund is a series, approved a proposal to liquidate all of the assets of the Fund and redeem any outstanding shares of the Fund on or about February 25, 2025.

Summary of Change Legend [Text Block]
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM ESG Short Duration Multi-Sector Bond Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM ESG Short Duration Multi-Sector Bond Fund
Class Name	Class Z
Trading Symbol	PGIKX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class Z shares of PGIM ESG Short Duration Multi-Sector Bond Fund
(the “Fund”) for the period of November 1, 2023 to October 31, 2024.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM ESG Short Duration Multi-Sector Bond Fund—Class Z	$41	0.39%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve easing cycle began in September 2024 with a 0.50% rate cut, which was preceded by a resteepening of the US Treasury curve as well as greater market volatility due to elections and fiscal uncertainty in the US, France, and the UK. As demand for yield remained robust, credit spreads largely tightened, and performance across fixed income sectors was positive.
■
The following contributed most to the Fund’s performance relative to the Bloomberg US Government/Credit 1-3 Year Index: Positioning in US
high yield corporates and AAA collateralized loan obligations (CLOs); security selection in US bank loans, US Treasuries, non-agency mortgage-backed securities (MBS), tax-exempt municipal bonds, European high yield corporates, and agency commercial mortgage-backed securities (CMBS); overweights to non-agency CMBS AAA, emerging markets high yield, non-agency CMBS AA-and-below, MBS, and US investment grade corporate sectors; and credit positioning in telecommunications, banking, cable & satellite, retailers & restaurants, upstream energy, and health care & pharmaceuticals.
■
The following detracted most from relative performance during the reporting period: the Fund’s yield curve and duration positioning; security selection in British pound sterling-denominated high yield corporates and MBS; and overweights to the emerging markets investment grade and tax-exempt municipal bond sectors.
■
The Fund used futures, swaps, and options as well as forward currency exchange contracts to help manage duration positioning, yield curve exposure, and/or to hedge against non-US dollar-denominated positions. Collectively the use of derivatives had a positive impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Since Inception (%)
Class Z	8.34%	4.19% (5/25/2022)
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index*	10.55%	1.09%
Bloomberg US Government/Credit 1-3 Year Index	6.25%	2.90%

*The Fund has added this broad-based index in response to new regulatory requir ements.

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

Performance Inception Date	May 25, 2022
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 27,735,992
Holdings Count | Holdings	246
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	118.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 27,735,992
Number of fund holdings	246
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	118%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	55.8
AA	6.8
A	11.8
BBB	10.8
BB	6.5
B	2.4
CCC	1.1
C	0.4
Not Rated	3.2
Cash/Cash Equivalents	1.2
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
On December 4, 2024, the Board of Directors of Prudential Investment Portfolios, Inc. 17, of which the Fund is a series, approved a proposal to liquidate all of the assets of the Fund and redeem any outstanding shares of the Fund on or about February 25, 2025.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.

Material Fund Change Strategies [Text Block]
On December 4, 2024, the Board of Directors of Prudential Investment Portfolios, Inc. 17, of which the Fund is a series, approved a proposal to liquidate all of the assets of the Fund and redeem any outstanding shares of the Fund on or about February 25, 2025.

Summary of Change Legend [Text Block]
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM ESG Short Duration Multi-Sector Bond Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM ESG Short Duration Multi-Sector Bond Fund
Class Name	Class R6
Trading Symbol	PGIPX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class R6 shares of PGIM ESG Short Duration Multi-Sector Bond Fund
(the “Fund”) for the period of November 1, 2023 to October 31, 2024.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM ESG Short Duration Multi-Sector Bond Fund—Class R6	$33	0.32%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve easing cycle began in September 2024 with a 0.50% rate cut, which was preceded by a resteepening of the US Treasury curve as well as greater market volatility due to elections and fiscal uncertainty in the US, France, and the UK. As demand for yield remained robust, credit spreads largely tightened, and performance across fixed income sectors was positive.
■
The following contributed most to the Fund’s performance relative to the Bloomberg US Government/Credit 1-3 Year Index: Positioning in US
high yield corporates and AAA collateralized loan obligations (CLOs); security selection in US bank loans, US Treasuries, non-agency mortgage-backed securities (MBS), tax-exempt municipal bonds, European high yield corporates, and agency commercial mortgage-backed securities (CMBS); overweights to non-agency CMBS AAA, emerging markets high yield, non-agency CMBS AA-and-below, MBS, and US investment grade corporate sectors; and credit positioning in telecommunications, banking, cable & satellite, retailers & restaurants, upstream energy, and health care & pharmaceuticals.
■
The following detracted most from relative performance during the reporting period: the Fund’s yield curve and duration positioning; security selection in British pound sterling-denominated high yield corporates and MBS; and overweights to the emerging markets investment grade and tax-exempt municipal bond sectors.
■
The Fund used futures, swaps, and options as well as forward currency exchange contracts to help manage duration positioning, yield curve exposure, and/or to hedge against non-US dollar-denominated positions. Collectively the use of derivatives had a positive impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Since Inception (%)
Class R6	8.53%	4.26% (5/25/2022)
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index*	10.55%	1.09%
Bloomberg US Government/Credit 1-3 Year Index	6.25%	2.90%

*The Fund has added this broad-based index in response to new regulatory requirements.

Since Inception returns are provided for the share class since it has less th an 10 fis
cal years of returns. Since Inception returns for the Indexes are measured from the closest month-end to the class’s inception date.

Performance Inception Date	May 25, 2022
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 27,735,992
Holdings Count | Holding	246
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	118.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 27,735,992
Number of fund holdings	246
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	118%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	55.8
AA	6.8
A	11.8
BBB	10.8
BB	6.5
B	2.4
CCC	1.1
C	0.4
Not Rated	3.2
Cash/Cash Equivalents	1.2
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
On December 4, 2024, the Board of Directors of Prudential Investment Portfolios, Inc. 17, of which the Fund is a series, approved a proposal to liquidate all of the assets of the Fund and redeem any outstanding shares of the Fund on or about February 25, 2025.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.

Material Fund Change Strategies [Text Block]
On December 4, 2024, the Board of Directors of Prudential Investment Portfolios, Inc. 17, of which the Fund is a series, approved a proposal to liquidate all of the assets of the Fund and redeem any outstanding shares of the Fund on or about February 25, 2025.

Summary of Change Legend [Text Block]
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM ESG Total Return Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM ESG Total Return Bond Fund
Class Name	Class A
Trading Symbol	PAIWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM ESG Total Return Bond Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM ESG Total Return Bond Fund—Class A	$80	0.75%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve easing cycle began in September 2024 with a 0.50% rate cut, which was preceded by a resteepening of the US Treasury curve as well as greater market volatility due to elections and fiscal uncertainty in the US, France, and the UK. As demand for yield remained robust, credit spreads largely tightened, and performance across fixed income sectors was positive.
■
The following contributed most to the Fund’s performance relative to the Bloomberg US Aggregate Bond Index during the reporting period:
positioning in US investment grade corporates, AAA collateralized loan obligations (CLOs), AAA non-agency commercial mortgage-backed securities (CMBS), and AA CLOs; overweights to the emerging markets high yield and asset-backed securities (ABS) sectors; security selection in US high yield corporates and mortgage-backed securities (MBS); and credit positioning in health care & pharmaceuticals, banking, consumer non-cyclicals, building materials & home construction, telecommunications, cable & satellite, upstream energy, and real estate investment trusts.
■
The following detracted most from relative performance during the reporting period: the Fund’s yield curve positioning; security selection in
British pound sterling-denominated high yield corporates, emerging markets high yield bonds, and non-agency MBS; an underweight to the
MBS sector and an overweight to the taxable municipal bond sector; and credit positioning in electric utilities, tobacco, and chemicals.
■
The Fund used futures, swaps, and options to help manage duration positioning and yield curve exposure. Derivatives in the form of forward currency exchange contracts were also used to hedge against non-US dollar-denominated positions. In aggregate, these positions had a negative impact on performance, with the use of total return swaps and foreign exchange forwards detracting from results, while credit default swaps and financial futures contributed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Since Inception (%)
Class A with sales charges	8.71%	-3.08% (9/30/2021)
Class A without sales charges	12.36%	-2.04% (9/30/2021)
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index	10.55%	-2.15%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception ret ur
ns for the Index are measured from the
closest month-end to the class’s inception date.

Performance Inception Date	Sep. 30, 2021
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 24,164,410
Holdings Count | Holding	267
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 24,164,410
Number of fund holdings	267
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	72%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	42.3
AA	10.8
A	12.6
BBB	16.6
BB	7.8
B	3.8
CCC	1.1
C	0.3
Not Rated	5.2
Cash/Cash Equivalents	(0.5)
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
On December 4, 2024, the Board of Directors of Prudential Investment Portfolios, Inc. 17, of which the Fund is a series, approved a proposal to liquidate all of the assets of the Fund and redeem any outstanding shares of the Fund on or about February 25, 2025.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.

Material Fund Change Strategies [Text Block]
On December 4, 2024, the Board of Directors of Prudential Investment Portfolios, Inc. 17, of which the Fund is a series, approved a proposal to liquidate all of the assets of the Fund and redeem any outstanding shares of the Fund on or about February 25, 2025.

Summary of Change Legend [Text Block]
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM ESG Total Return Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM ESG Total Return Bond Fund
Class Name	Class C
Trading Symbol	PAIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM ESG Total Return Bond Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM ESG Total Return Bond Fund—Class C	$159	1.50%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve easing cycle began in September 2024 with a 0.50% rate cut, which was preceded by a resteepening of the US Treasury curve as well as greater market volatility due to elections and fiscal uncertainty in the US, France, and the UK. As demand for yield remained robust, credit spreads largely tightened, and performance across fixed income sectors was positive.
■
The following contributed most to the Fund’s performance relative to the Bloomberg US Aggregate Bond Index during the reporting period:
positioning in US investment grade corporates, AAA collateralized loan obligations (CLOs), AAA non-agency commercial mortgage-backed securities (CMBS), and AA CLOs; overweights to the emerging markets high yield and asset-backed securities (ABS) sectors; security selection in US high yield corporates and mortgage-backed securities (MBS); and credit positioning in health care & pharmaceuticals, banking, consumer non-cyclicals, building materials & home construction, telecommunications, cable & satellite, upstream energy, and real estate investment trusts.
■
The following detracted most from relative performance during the reporting period: the Fund’s yield curve positioning; security selection in
British pound sterling-denominated high yield corporates, emerging markets high yield bonds, and non-agency MBS; an underweight to the
MBS sector and an overweight to the taxable municipal bond sector; and credit positioning in electric utilities, tobacco, and chemicals.
■
The Fund used futures, swaps, and options to help manage duration positioning and yield curve exposure. Derivatives in the form of forward currency exchange contracts were also used to hedge against non-US dollar-denominated positions. In aggregate, these positions had a negative impact on performance, with the use of total return swaps and foreign exchange forwards detracting from results, while credit default swaps and financial futures contributed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Since Inception (%)
Class C with sales charges	10.39%	-2.81% (9/30/2021)
Class C without sales charges	11.39%	-2.81% (9/30/2021)
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index	10.55%	-2.15%

Since Inception returns are provided for the share class since it has less than 10 fiscal yea rs of ret
urns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Sep. 30, 2021
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 24,164,410
Holdings Count | Holding	267
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 24,164,410
Number of fund holdings	267
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	72%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	42.3
AA	10.8
A	12.6
BBB	16.6
BB	7.8
B	3.8
CCC	1.1
C	0.3
Not Rated	5.2
Cash/Cash Equivalents	(0.5)
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
On December 4, 2024, the Board of Directors of Prudential Investment Portfolios, Inc. 17, of which the Fund is a series, approved a proposal to liquidate all of the assets of the Fund and redeem any outstanding shares of the Fund on or about February 25, 2025.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.

Material Fund Change Strategies [Text Block]
On December 4, 2024, the Board of Directors of Prudential Investment Portfolios, Inc. 17, of which the Fund is a series, approved a proposal to liquidate all of the assets of the Fund and redeem any outstanding shares of the Fund on or about February 25, 2025.

Summary of Change Legend [Text Block]
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM ESG Total Return Bond Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM ESG Total Return Bond Fund
Class Name	Class Z
Trading Symbol	PAIZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM ESG Total Return Bond Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM ESG Total Return Bond Fund—Class Z	$52	0.49%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve easing cycle began in September 2024 with a 0.50% rate cut, which was preceded by a resteepening of the US Treasury curve as well as greater market volatility due to elections and fiscal uncertainty in the US, France, and the UK. As demand for yield remained robust, credit spreads largely tightened, and performance across fixed income sectors was positive.
■
The following contributed most to the Fund’s performance relative to the Bloomberg US Aggregate Bond Index during the reporting period:
positioning in US investment grade corporates, AAA collateralized loan obligations (CLOs), AAA non-agency commercial mortgage-backed securities (CMBS), and AA CLOs; overweights to the emerging markets high yield and asset-backed securities (ABS) sectors; security selection in US high yield corporates and mortgage-backed securities (MBS); and credit positioning in health care & pharmaceuticals, banking, consumer non-cyclicals, building materials & home construction, telecommunications, cable & satellite, upstream energy, and real estate investment trusts.
■
The following detracted most from relative performance during the reporting period: the Fund’s yield curve positioning; security selection in
British pound sterling-denominated high yield corporates, emerging markets high yield bonds, and non-agency MBS; an underweight to the
MBS sector and an overweight to the taxable municipal bond sector; and credit positioning in electric utilities, tobacco, and chemicals.
■
The Fund used futures, swaps, and options to help manage duration positioning and yield curve exposure. Derivatives in the form of forward currency exchange contracts were also used to hedge against non-US dollar-denominated positions. In aggregate, these positions had a negative impact on performance, with the use of total return swaps and foreign exchange forwards detracting from results, while credit default swaps and financial futures contributed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Since Inception (%)
Class Z	12.66%	-1.78% (9/30/2021)
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index	10.55%	-2.15%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measure
d fro
m the
closest month-end to the class’s inception date.

Performance Inception Date	Sep. 30, 2021
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 24,164,410
Holdings Count | Holding	267
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 24,164,410
Number of fund holdings	267
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	72%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	42.3
AA	10.8
A	12.6
BBB	16.6
BB	7.8
B	3.8
CCC	1.1
C	0.3
Not Rated	5.2
Cash/Cash Equivalents	(0.5)
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
On December 4, 2024, the Board of Directors of Prudential Investment Portfolios, Inc. 17, of which the Fund is a series, approved a proposal to liquidate all of the assets of the Fund and redeem any outstanding shares of the Fund on or about February 25, 2025.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.

Material Fund Change Strategies [Text Block]
On December 4, 2024, the Board of Directors of Prudential Investment Portfolios, Inc. 17, of which the Fund is a series, approved a proposal to liquidate all of the assets of the Fund and redeem any outstanding shares of the Fund on or about February 25, 2025.

Summary of Change Legend [Text Block]
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM ESG Total Return Bond Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM ESG Total Return Bond Fund
Class Name	Class R6
Trading Symbol	PAJBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM ESG Total Return Bond Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM ESG Total Return Bond Fund—Class R6	$41	0.39%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve easing cycle began in September 2024 with a 0.50% rate cut, which was preceded by a resteepening of the US Treasury curve as well as greater market volatility due to elections and fiscal uncertainty in the US, France, and the UK. As demand for yield remained robust, credit spreads largely tightened, and performance across fixed income sectors was positive.
■
The following contributed most to the Fund’s performance relative to the Bloomberg US Aggregate Bond Index during the reporting period:
positioning in US investment grade corporates, AAA collateralized loan obligations (CLOs), AAA non-agency commercial mortgage-backed securities (CMBS), and AA CLOs; overweights to the emerging markets high yield and asset-backed securities (ABS) sectors; security selection in US high yield corporates and mortgage-backed securities (MBS); and credit positioning in health care & pharmaceuticals, banking, consumer non-cyclicals, building materials & home construction, telecommunications, cable & satellite, upstream energy, and real estate investment trusts.
■
The following detracted most from relative performance during the reporting period: the Fund’s yield curve positioning; security selection in
British pound sterling-denominated high yield corporates, emerging markets high yield bonds, and non-agency MBS; an underweight to the
MBS sector and an overweight to the taxable municipal bond sector; and credit positioning in electric utilities, tobacco, and chemicals.
■
The Fund used futures, swaps, and options to help manage duration positioning and yield curve exposure. Derivatives in the form of forward currency exchange contracts were also used to hedge against non-US dollar-denominated positions. In aggregate, these positions had a negative impact on performance, with the use of total return swaps and foreign exchange forwards detracting from results, while credit default swaps and financial futures contributed.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Since Inception (%)
Class R6	12.78%	-1.67% (9/30/2021)
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index	10.55%	-2.15%

Since Inception returns are provided for the share class since it has less than
10 fiscal y
ears of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Sep. 30, 2021
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2023
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 24,164,410
Holdings Count | Holding	267
Advisory Fees Paid, Amount	$ 0
Investment Company, Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?
Fund’s net assets	$ 24,164,410
Number of fund holdings	267
Total advisory fees paid for the year	$ 0
Portfolio turnover rate for the year	72%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	42.3
AA	10.8
A	12.6
BBB	16.6
BB	7.8
B	3.8
CCC	1.1
C	0.3
Not Rated	5.2
Cash/Cash Equivalents	(0.5)
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

Material Fund Change [Text Block]
WERE THERE ANY CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since November 1, 2023:
■
On December 4, 2024, the Board of Directors of Prudential Investment Portfolios, Inc. 17, of which the Fund is a series, approved a proposal to liquidate all of the assets of the Fund and redeem any outstanding shares of the Fund on or about February 25, 2025.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.

Material Fund Change Strategies [Text Block]
On December 4, 2024, the Board of Directors of Prudential Investment Portfolios, Inc. 17, of which the Fund is a series, approved a proposal to liquidate all of the assets of the Fund and redeem any outstanding shares of the Fund on or about February 25, 2025.

Summary of Change Legend [Text Block]
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by December 30, 2024 at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
or by request at (800) 225-1852.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
PGIM Short Duration Multi-Sector Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Short Duration Multi-Sector Bond Fund
Class Name	Class A
Trading Symbol	SDMAX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class A shares of PGIM Short Duration Multi-Sector Bond Fund (the
“Fund”) for the period of November 1, 2023 to October 31, 2024.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at
(800) 225-1852
or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration Multi-Sector Bond Fund— Class A	$67	0.64%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve easing cycle began in September 2024 with a 0.50% rate cut, which was preceded by a resteepening of the US Treasury curve as well as greater market volatility due to elections and fiscal uncertainty in the US, France, and the UK. As demand for yield remained robust, credit spreads largely tightened, and performance across fixed income sectors was positive.
■
The following contributed most to the Fund’s performance relative to the Bloomberg US Government/Credit 1-3 Year Index during the period:
positioning in AAA collateralized loan obligations (CLOs), AAA non-agency commercial mortgage-backed securities (CMBS), and US high yield corporates; overweights to the AA-and-below non-agency CMBS and mortgage-backed securities (MBS) sectors; security selection in emerging markets high yield, US Treasuries, non-agency MBS, and US investment grade corporates; and credit positioning in banking, health care & pharmaceuticals, telecommunications, consumer non-cyclicals, and cable & satellite.
■
The following detracted most from relative performance during the reporting period: the Fund’s yield curve positioning; an overweight to the US sovereign credit sector; security selection in AA-and-below non-agency CMBS, MBS, and British pound sterling-denominated high yield corporates; and credit positioning in finance companies.
■
The Fund used futures, swaps, and options as well as forward currency exchange contracts to help manage duration positioning, yield curve exposure, and/or to hedge against non-US dollar-denominated positions. Collectively, the use of derivatives had a positive impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	5.84%	1.52%	2.04%
Class A without sales charges	8.28%	1.98%	2.27%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index*	10.55%	-0.23%	1.49%
Bloomberg US Government/Credit 1-3 Year Index	6.25%	1.51%	1.56%

*The Fund has added this broad-based index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 5,273,247,927
Holdings Count | Holding	1,528
Advisory Fees Paid, Amount	$ 10,992,420
Investment Company, Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 5,273,247,927
Number of fund holdings	1,528
Total advisory fees paid for the year	$ 10,992,420
Portfolio turnover rate for the year	80%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	62.8
AA	4.3
A	7.8
BBB	11.4
BB	8.0
B	2.6
CCC	1.0
C	0.1
Not Rated	1.5
Cash/Cash Equivalents	0.5
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM Short Duration Multi-Sector Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Short Duration Multi-Sector Bond Fund
Class Name	Class C
Trading Symbol	SDMCX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class C shares of PGIM Short Duration Multi-Sector Bond Fund (the
“Fund”) for the period of November 1, 2023 to October 31, 2024.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration Multi-Sector Bond Fund— Class C	$156	1.50%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve easing cycle began in September 2024 with a 0.50% rate cut, which was preceded by a resteepening of the US Treasury curve as well as greater market volatility due to elections and fiscal uncertainty in the US, France, and the UK. As demand for yield remained robust, credit spreads largely tightened, and performance across fixed income sectors was positive.
■
The following contributed most to the Fund’s performance relative to the Bloomberg US Government/Credit 1-3 Year Index during the period:
positioning in AAA collateralized loan obligations (CLOs), AAA non-agency commercial mortgage-backed securities (CMBS), and US high yield corporates; overweights to the AA-and-below non-agency CMBS and mortgage-backed securities (MBS) sectors; security selection in emerging markets high yield, US Treasuries, non-agency MBS, and US investment grade corporates; and credit positioning in banking, health care & pharmaceuticals, telecommunications, consumer non-cyclicals, and cable & satellite.
■
The following detracted most from relative performance during the reporting period: the Fund’s yield curve positioning; an overweight to the US sovereign credit sector; security selection in AA-and-below non-agency CMBS, MBS, and British pound sterling-denominated high yield corporates; and credit positioning in finance companies.
■
The Fund used futures, swaps, and options as well as forward currency exchange contracts to help manage duration positioning, yield curve exposure, and/or to hedge against non-US dollar-denominated positions. Collectively, the use of derivatives had a positive impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	6.47%	1.12%	1.46%
Class C without sales charges	7.47%	1.12%	1.46%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index*	10.55%	-0.23%	1.49%
Bloomberg US Government/Credit 1-3 Year Index	6.25%	1.51%	1.56%

*The Fund has added this broad-based index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 5,273,247,927
Holdings Count | Holding	1,528
Advisory Fees Paid, Amount	$ 10,992,420
Investment Company, Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 5,273,247,927
Number of fund holdings	1,528
Total advisory fees paid for the year	$ 10,992,420
Portfolio turnover rate for the year	80%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	62.8
AA	4.3
A	7.8
BBB	11.4
BB	8.0
B	2.6
CCC	1.0
C	0.1
Not Rated	1.5
Cash/Cash Equivalents	0.5
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM Short Duration Multi-Sector Bond Fund - Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Short Duration Multi-Sector Bond Fund
Class Name	Class Z
Trading Symbol	SDMZX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class Z shares of PGIM Short Duration Multi-Sector Bond Fund (the
“Fund”) for the period of November 1, 2023 to October 31, 2024.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration Multi-Sector Bond Fund— Class Z	$41	0.39%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve easing cycle began in September 2024 with a 0.50% rate cut, which was preceded by a resteepening of the US Treasury curve as well as greater market volatility due to elections and fiscal uncertainty in the US, France, and the UK. As demand for yield remained robust, credit spreads largely tightened, and performance across fixed income sectors was positive.
■
The following contributed most to the Fund’s performance relative to the Bloomberg US Government/Credit 1-3 Year
Index
during the period:
positioning in AAA collateralized loan obligations (CLOs), AAA non-agency commercial mortgage-backed securities (CMBS), and US high yield corporates; overweights to the AA-and-below non-agency CMBS and mortgage-backed securities (MBS) sectors; security selection in emerging markets high yield, US Treasuries, non-agency MBS, and US investment grade corporates; and credit positioning in banking, health care & pharmaceuticals, telecommunications, consumer non-cyclicals, and cable & satellite.
■
The following detracted most from relative performance during the reporting period: the Fund’s yield curve positioning; an overweight to the US sovereign credit sector; security selection in AA-and-below non-agency CMBS, MBS, and British pound sterling-denominated high yield corporates; and credit positioning in finance companies.
■
The Fund used futures, swaps, and options as well as forward currency exchange contracts to help manage duration positioning, yield curve exposure, and/or to hedge against non-US dollar-denominated positions. Collectively, the use of derivatives had a positive impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	8.65%	2.25%	2.58%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index*	10.55%	-0.23%	1.49%
Bloomberg US Government/Credit 1-3 Year Index	6.25%	1.51%	1.56%

*The Fund has added this broad-based index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 5,273,247,927
Holdings Count | Holdings	1,528
Advisory Fees Paid, Amount	$ 10,992,420
Investment Company, Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 5,273,247,927
Number of fund holdings	1,528
Total advisory fees paid for the year	$ 10,992,420
Portfolio turnover rate for the year	80%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	62.8
AA	4.3
A	7.8
BBB	11.4
BB	8.0
B	2.6
CCC	1.0
C	0.1
Not Rated	1.5
Cash/Cash Equivalents	0.5
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM Short Duration Multi-Sector Bond Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Short Duration Multi-Sector Bond Fund
Class Name	Class R6
Trading Symbol	SDMQX
Annual or Semi-Annual Statement [Text Block]
This annual shareholder report contains important information about the Class R6 shares of PGIM Short Duration Multi-Sector Bond Fund (the
“Fund”) for the period of November 1, 2023 to October 31, 2024.

Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Short Duration Multi-Sector Bond Fund— Class R6	$33	0.32%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve easing cycle began in September 2024 with a 0.50% rate cut, which was preceded by a resteepening of the US Treasury curve as well as greater market volatility due to elections and fiscal uncertainty in the US, France, and the UK. As demand for yield remained robust, credit spreads largely tightened, and performance across fixed income sectors was positive.
■
The following contributed most to the Fund’s performance relative to the Bloomberg US Government/Credit 1-3 Year Index during the period:
positioning in AAA collateralized loan obligations (CLOs), AAA non-agency commercial mortgage-backed securities (CMBS), and US high yield corporates; overweights to the AA-and-below non-agency CMBS and mortgage-backed securities (MBS) sectors; security selection in emerging markets high yield, US Treasuries, non-agency MBS, and US investment grade corporates; and credit positioning in banking, health care & pharmaceuticals, telecommunications, consumer non-cyclicals, and cable & satellite.
■
The following detracted most from relative performance during the reporting period: the Fund’s yield curve positioning; an overweight to the US sovereign credit sector; security selection in AA-and-below non-agency CMBS, MBS, and British pound sterling-denominated high yield corporates; and credit positioning in finance companies.
■
The Fund used futures, swaps, and options as well as forward currency exchange contracts to help manage duration positioning, yield curve exposure, and/or to hedge against non-US dollar-denominated positions. Collectively, the use of derivatives had a positive impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class R6	8.74%	2.32%	2.61%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index*	10.55%	-0.23%	1.49%
Bloomberg US Government/Credit 1-3 Year Index	6.25%	1.51%	1.56%

*The Fund has added this broad-based index in response to new regulatory requirements.

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 5,273,247,927
Holdings Count | Holdings	1,528
Advisory Fees Paid, Amount	$ 10,992,420
Investment Company, Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 5,273,247,927
Number of fund holdings	1,528
Total advisory fees paid for the year	$ 10,992,420
Portfolio turnover rate for the year	80%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	62.8
AA	4.3
A	7.8
BBB	11.4
BB	8.0
B	2.6
CCC	1.0
C	0.1
Not Rated	1.5
Cash/Cash Equivalents	0.5
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM Total Return Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	PGIM Total Return Bond Fund
Class Name	Class A
Trading Symbol	PDBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Total Return Bond Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Total Return Bond Fund—Class A	$81	0.76%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve easing cycle began in September 2024 with a 0.50% rate cut, which was preceded by a resteepening of the US Treasury curve as well as greater market volatility due to elections and fiscal uncertainty in the US, France, and the UK. As demand for yield remained robust, and credit spreads largely tightened, and performance across fixed income sectors was positive.
■
The following contributed most to the Fund’s performance relative to the Bloomberg US Aggregate Bond Index: positioning in collateralized loan obligations (CLOs) AAA, non-agency commercial mortgage-backed securities (CMBS) AAA, emerging markets high yield, and US investment grade corporates; overweights to the non-agency CMBS AA-and-below and asset-backed securities (ABS) sectors; security selection in US high yield corporates and non-agency mortgage-backed securities (MBS); and credit positioning in banking, health care & pharmaceuticals, consumer non-cyclicals, retailers & restaurants, and telecommunications.
■
The following detracted most from relative performance during the reporting period: the Fund’s yield curve positioning; an underweight to the
MBS sector and an overweight to the US sovereign credit sector; security selection in US Treasuries and British pound sterling-denominated high yield corporates; and credit positioning in media & entertainment and railroads.
■
The Fund used futures, swaps, and options as well as forward currency exchange contracts to help manage duration positioning, yield curve exposure, and/or to hedge against non-US dollar-denominated positions. In aggregate, these positions had a negative impact on performance, with the use of financial futures, options, and foreign exchange forwards detracting from results, and credit default swaps and interest rate swaps contributing.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class A with sales charges	8.62%	-0.71%	1.65%
Class A without sales charges	12.28%	-0.05%	1.99%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 49,280,094,069
Holdings Count | Holding	3,764
Advisory Fees Paid, Amount	$ 168,847,239
Investment Company, Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 49,280,094,069
Number of fund holdings	3,764
Total advisory fees paid for the year	$ 168,847,239
Portfolio turnover rate for the year	113%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	58.4
AA	7.0
A	9.4
BBB	15.4
BB	5.3
B	2.4
CCC	1.0
Not Rated	2.6
Cash/Cash Equivalents	(1.5)
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM Total Return Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	PGIM Total Return Bond Fund
Class Name	Class C
Trading Symbol	PDBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Total Return Bond Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Total Return Bond Fund—Class C	$159	1.50%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve easing cycle began in September 2024 with a 0.50% rate cut, which was preceded by a resteepening of the US Treasury curve as well as greater market volatility due to elections and fiscal uncertainty in the US, France, and the UK. As demand for yield remained robust, and credit spreads largely tightened, and performance across fixed income sectors was positive.
■
The following contributed most to the Fund’s performance relative to the Bloomberg US Aggregate Bond Index: positioning in collateralized loan obligations (CLOs) AAA, non-agency commercial mortgage-backed securities (CMBS) AAA, emerging markets high yield, and US investment grade corporates; overweights to the non-agency CMBS AA-and-below and asset-backed securities (ABS) sectors; security selection in US high yield corporates and non-agency mortgage-backed securities (MBS); and credit positioning in banking, health care & pharmaceuticals, consumer non-cyclicals, retailers & restaurants, and telecommunications.
■
The following detracted most from relative performance during the reporting period: the Fund’s yield curve positioning; an underweight to the
MBS sector and an overweight to the US sovereign credit sector; security selection in US Treasuries and British pound sterling-denominated high yield corporates; and credit positioning in media & entertainment and railroads.
■
The Fund used futures, swaps, and options as well as forward currency exchange contracts to help manage duration positioning, yield curve exposure, and/or to hedge against non-US dollar-denominated positions. In aggregate, these positions had a negative impact on performance, with the use of financial futures, options, and foreign exchange forwards detracting from results, and credit default swaps and interest rate swaps contributing.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class C with sales charges	10.46%	-0.79%	1.24%
Class C without sales charges	11.46%	-0.79%	1.24%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 49,280,094,069
Holdings Count | Holdings	3,764
Advisory Fees Paid, Amount	$ 168,847,239
Investment Company, Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 49,280,094,069
Number of fund holdings	3,764
Total advisory fees paid for the year	$ 168,847,239
Portfolio turnover rate for the year	113%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	58.4
AA	7.0
A	9.4
BBB	15.4
BB	5.3
B	2.4
CCC	1.0
Not Rated	2.6
Cash/Cash Equivalents	(1.5)
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM Total Return Bond Fund Class R
Shareholder Report [Line Items]
Fund Name	PGIM Total Return Bond Fund
Class Name	Class R
Trading Symbol	DTBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R shares of PGIM Total Return Bond Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request this information by contacting us at
(800) 225-1852
or (973) 367-3529 from outside the US.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Total Return Bond Fund—Class R	$107	1.01%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve easing cycle began in September 2024 with a 0.50% rate cut, which was preceded by a resteepening of the US Treasury curve as well as greater market volatility due to elections and fiscal uncertainty in the US, France, and the UK. As demand for yield remained robust, and credit spreads largely tightened, and performance across fixed income sectors was positive.
■
The following contributed most to the Fund’s performance relative to the Bloomberg US Aggregate Bond Index: positioning in collateralized loan obligations (CLOs) AAA, non-agency commercial mortgage-backed securities (CMBS) AAA, emerging markets high yield, and US investment grade corporates; overweights to the non-agency CMBS AA-and-below and asset-backed securities (ABS) sectors; security selection in US high yield corporates and non-agency mortgage-backed securities (MBS); and credit positioning in banking, health care & pharmaceuticals, consumer non-cyclicals, retailers & restaurants, and telecommunications.
■
The following detracted most from relative performance during the reporting period: the Fund’s yield curve positioning; an underweight to the
MBS sector and an overweight to the US sovereign credit sector; security selection in US Treasuries and British pound sterling-denominated high yield corporates; and credit positioning in media & entertainment and railroads.
■
The Fund used futures, swaps, and options as well as forward currency exchange contracts to help manage duration positioning, yield curve exposure, and/or to hedge against non-US dollar-denominated positions. In aggregate, these positions had a negative impact on performance, with the use of financial futures, options, and foreign exchange forwards detracting from results, and credit default swaps and interest rate swaps contributing.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class R	11.98%	-0.31%	1.73%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 49,280,094,069
Holdings Count | Holdings	3,764
Advisory Fees Paid, Amount	$ 168,847,239
Investment Company, Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 49,280,094,069
Number of fund holdings	3,764
Total advisory fees paid for the year	$ 168,847,239
Portfolio turnover rate for the year	113%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	58.4
AA	7.0
A	9.4
BBB	15.4
BB	5.3
B	2.4
CCC	1.0
Not Rated	2.6
Cash/Cash Equivalents	(1.5)
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM Total Return Bond Fund Class Z
Shareholder Report [Line Items]
Fund Name	PGIM Total Return Bond Fund
Class Name	Class Z
Trading Symbol	PDBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Total Return Bond Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Total Return Bond Fund—Class Z	$52	0.49%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve easing cycle began in September 2024 with a 0.50% rate cut, which was preceded by a resteepening of the US Treasury curve as well as greater market volatility due to elections and fiscal uncertainty in the US, France, and the UK. As demand for yield remained robust, and credit spreads largely tightened, and performance across fixed income sectors was positive.
■
The following contributed most to the Fund’s performance relative to the Bloomberg US Aggregate Bond Index: positioning in collateralized loan obligations (CLOs) AAA, non-agency commercial mortgage-backed securities (CMBS) AAA, emerging markets high yield, and US investment grade corporates; overweights to the non-agency CMBS AA-and-below and asset-backed securities (ABS) sectors; security selection in US high yield corporates and non-agency mortgage-backed securities (MBS); and credit positioning in banking, health care & pharmaceuticals, consumer non-cyclicals, retailers & restaurants, and telecommunications.
■
The following detracted most from relative performance during the reporting period: the Fund’s yield curve positioning; an underweight to the
MBS sector and an overweight to the US sovereign credit sector; security selection in US Treasuries and British pound sterling-denominated high yield corporates; and credit positioning in media & entertainment and railroads.
■
The Fund used futures, swaps, and options as well as forward currency exchange contracts to help manage duration positioning, yield curve exposure, and/or to hedge against non-US dollar-denominated positions. In aggregate, these positions had a negative impact on performance, with the use of financial futures, options, and foreign exchange forwards detracting from results, and credit default swaps and interest rate swaps contributing.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class Z	12.51%	0.20%	2.26%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 49,280,094,069
Holdings Count | Holdings	3,764
Advisory Fees Paid, Amount	$ 168,847,239
Investment Company, Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 49,280,094,069
Number of fund holdings	3,764
Total advisory fees paid for the year	$ 168,847,239
Portfolio turnover rate for the year	113%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	58.4
AA	7.0
A	9.4
BBB	15.4
BB	5.3
B	2.4
CCC	1.0
Not Rated	2.6
Cash/Cash Equivalents	(1.5)
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM Total Return Bond Fund - Class R2
Shareholder Report [Line Items]
Fund Name	PGIM Total Return Bond Fund
Class Name	Class R2
Trading Symbol	PDBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R2 shares of PGIM Total Return Bond Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Total Return Bond Fund—Class R2	$94	0.89%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve easing cycle began in September 2024 with a 0.50% rate cut, which was preceded by a resteepening of the US Treasury curve as well as greater market volatility due to elections and fiscal uncertainty in the US, France, and the UK. As demand for yield remained robust, and credit spreads largely tightened, and performance across fixed income sectors was positive.
■
The following contributed most to the Fund’s performance relative to the Bloomberg US Aggregate Bond Index: positioning in collateralized loan obligations (CLOs) AAA, non-agency commercial mortgage-backed securities (CMBS) AAA, emerging markets high yield, and US investment grade corporates; overweights to the non-agency CMBS AA-and-below and asset-backed securities (ABS) sectors; security selection in US high yield corporates and non-agency mortgage-backed securities (MBS); and credit positioning in banking, health care & pharmaceuticals, consumer non-cyclicals, retailers & restaurants, and telecommunications.
■
The following detracted most from relative performance during the reporting period: the Fund’s yield curve positioning; an underweight to the
MBS sector and an overweight to the US sovereign credit sector; security selection in US Treasuries and British pound sterling-denominated high yield corporates; and credit positioning in media & entertainment and railroads.
■
The Fund used futures, swaps, and options as well as forward currency exchange contracts to help manage duration positioning, yield curve exposure, and/or to hedge against non-US dollar-denominated positions. In aggregate, these positions had a negative impact on performance, with the use of financial futures, options, and foreign exchange forwards detracting from results, and credit default swaps and interest rate swaps contributing.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R2	12.15%	-0.19%	1.19% (12/27/2017)
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.08%

Since Inception returns are provided for the share
clas
s since it has less than 10 fiscal years of returns. Since Inception returns for the Index are measured from the closest month-end to the class’s inception date.

Performance Inception Date	Dec. 27, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 49,280,094,069
Holdings Count | Holdings	3,764
Advisory Fees Paid, Amount	$ 168,847,239
Investment Company, Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 49,280,094,069
Number of fund holdings	3,764
Total advisory fees paid for the year	$ 168,847,239
Portfolio turnover rate for the year	113%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/3
1
/2024?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	58.4
AA	7.0
A	9.4
BBB	15.4
BB	5.3
B	2.4
CCC	1.0
Not Rated	2.6
Cash/Cash Equivalents	(1.5)
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM Total Return Bond Fund - Class R4
Shareholder Report [Line Items]
Fund Name	PGIM Total Return Bond Fund
Class Name	Class R4
Trading Symbol	PDBSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R4 shares of PGIM Total Return Bond Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Total Return Bond Fund—Class R4	$68	0.64%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve easing cycle began in September 2024 with a 0.50% rate cut, which was preceded by a resteepening of the US Treasury curve as well as greater market volatility due to elections and fiscal uncertainty in the US, France, and the UK. As demand for yield remained robust, and credit spreads largely tightened, and performance across fixed income sectors was positive.
■
The following contributed most to the Fund’s performance relative to the Bloomberg US Aggregate Bond Index: positioning in collateralized loan obligations (CLOs) AAA, non-agency commercial mortgage-backed securities (CMBS) AAA, emerging markets high yield, and US investment grade corporates; overweights to the non-agency CMBS AA-and-below and asset-backed securities (ABS) sectors; security selection in US high yield corporates and non-agency mortgage-backed securities (MBS); and credit positioning in banking, health care & pharmaceuticals, consumer non-cyclicals, retailers & restaurants, and telecommunications.
■
The following detracted most from relative performance during the reporting period: the Fund’s yield curve positioning; an underweight to the
MBS sector and an overweight to the US sovereign credit sector; security selection in US Treasuries and British pound sterling-denominated high yield corporates; and credit positioning in media & entertainment and railroads.
■
The Fund used futures, swaps, and options as well as forward currency exchange contracts to help manage duration positioning, yield curve exposure, and/or to hedge against non-US dollar-denominated positions. In aggregate, these positions had a negative impact on performance, with the use of financial futures, options, and foreign exchange forwards detracting from results, and credit default swaps and interest rate swaps contributing.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Since Inception (%)
Class R4	12.43%	0.06%	1.44% (12/27/2017)
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.08%

Since Inception returns are provided for the share class since it has less than 10 fiscal years of return
s.
Since Inception returns for the Index are measured from the
closest month-end to the class’s inception date.

Performance Inception Date	Dec. 27, 2017
No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 49,280,094,069
Holdings Count | Holdings	3,764
Advisory Fees Paid, Amount	$ 168,847,239
Investment Company, Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 49,280,094,069
Number of fund holdings	3,764
Total advisory fees paid for the year	$ 168,847,239
Portfolio turnover rate for the year	113%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 10/31/2024?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	58.4
AA	7.0
A	9.4
BBB	15.4
BB	5.3
B	2.4
CCC	1.0
Not Rated	2.6
Cash/Cash Equivalents	(1.5)
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.

PGIM Total Return Bond Fund - Class R6
Shareholder Report [Line Items]
Fund Name	PGIM Total Return Bond Fund
Class Name	Class R6
Trading Symbol	PTRQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class R6 shares of PGIM Total Return Bond Fund (the “Fund”) for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]
You can find additional information about the Fund at
pgim.com/investments/mutual-funds/prospectuses-fact-sheets
. You can also request
this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the US.

Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/investments/mutual-funds/prospectuses-fact-sheets
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Total Return Bond Fund—Class R6	$41	0.39%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
WHAT AFFECTED THE FUND’S PERFORMANCE DURING THE REPORTING PERIOD?
■
During the reporting period, market expectations for both the timing and number of rate cuts fluctuated significantly as inflation slowed and employment data showed some signs of softening. The US Federal Reserve easing cycle began in September 2024 with a 0.50% rate cut, which was preceded by a resteepening of the US Treasury curve as well as greater market volatility due to elections and fiscal uncertainty in the US, France, and the UK. As demand for yield remained robust, and credit spreads largely tightened, and performance across fixed income sectors was positive.
■
The following contributed most to the Fund’s performance relative to the Bloomberg US Aggregate Bond Index: positioning in collateralized loan obligations (CLOs) AAA, non-agency commercial mortgage-backed securities (CMBS) AAA, emerging markets high yield, and US investment grade corporates; overweights to the non-agency CMBS AA-and-below and asset-backed securities (ABS) sectors; security selection in US high yield corporates and non-agency mortgage-backed securities (MBS); and credit positioning in banking, health care & pharmaceuticals, consumer non-cyclicals, retailers & restaurants, and telecommunications.
■
The following detracted most from relative performance during the reporting period: the Fund’s yield curve positioning; an underweight to the
MBS sector and an overweight to the US sovereign credit sector; security selection in US Treasuries and British pound sterling-denominated high yield corporates; and credit positioning in media & entertainment and railroads.
■
The Fund used futures, swaps, and options as well as forward currency exchange contracts to help manage duration positioning, yield curve exposure, and/or to hedge against non-US dollar-denominated positions. In aggregate, these positions had a negative impact on performance, with the use of financial futures, options, and foreign exchange forwards detracting from results, and credit default swaps and interest rate swaps contributing.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns as of 10/31/2024
	One Year (%)	Five Years (%)	Ten Years (%)
Class R6	12.71%	0.31%	2.36%
Broad-Based Securities Market Index: Bloomberg US Aggregate Bond Index	10.55%	-0.23%	1.49%

No Deduction of Taxes [Text Block]	The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit pgim.com/investments/mutual-funds/prospectuses-fact-sheets or call (800) 225-1852 or (973) 367-3529 from outside the US for more recent performance data.
Net Assets	$ 49,280,094,069
Holdings Count | Holdings	3,764
Advisory Fees Paid, Amount	$ 168,847,239
Investment Company, Portfolio Turnover	113.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS AS OF 10/31/2024?

Fund’s net assets	$ 49,280,094,069
Number of fund holdings	3,764
Total advisory fees paid for the year	$ 168,847,239
Portfolio turnover rate for the year	113%

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S
HOLDINGS
AS
OF
10/31/2024?

Credit Quality expressed as a percentage of total investments as of 10/31/2024 (%)
AAA	58.4
AA	7.0
A	9.4
BBB	15.4
BB	5.3
B	2.4
CCC	1.0
Not Rated	2.6
Cash/Cash Equivalents	(1.5)
Total	100.0

Credit Quality Explanation [Text Block]
Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investors Service, Inc. (Moody’s), S&P Global
Ratings (S&P), or Fitch Ratings, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable
S&P/Fitch rating tier nomenclature. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change.